Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of summary of contract assets

	12.31.2023	12.31.2022
Power distribution service concession (10.1)	2,201,958	2,332,171
Piped gas distribution service concession (10.2)	-	30,032
Power transmission concession (10.3)	5,403,103	5,310,476
	7,605,061	7,672,679
Current	284,616	220,660
Noncurrent	7,320,445	7,452,019

Schedule of power distribution service concession contract

Consolidated	Assets	Special liabilities	Total
Balance as of January 1, 2022	1,851,866	(53,671)	1,798,195
Acquisitions	2,092,117	-	2,092,117
Customers contributions	-	(243,916)	(243,916)
Transfers to intangible assets (Note 17.1)	(1,332,118)	194,794	(1,137,324)
Transfers to accounts receivable - concessions (Note 9.1)	(197,912)	29,840	(168,072)
Loss on disposal	(8,829)	-	(8,829)
Balance as of December 31, 2022	2,405,124	(72,953)	2,332,171
Acquisitions	2,305,311	-	2,305,311
Customers contributions	-	(339,277)	(339,277)
Transfers to intangible assets (Note 17.1)	(1,888,949)	273,071	(1,615,878)
Transfers to accounts receivable - concessions (Note 9.1)	(507,401)	56,151	(451,250)
Other transfers	(12,391)	-	(12,391)
Loss on disposal	(16,728)	-	(16,728)
Balance as of December 31, 2023	2,284,966	(83,008)	2,201,958

Schedule of piped gas distribution service concession contract

Balance as of January 1, 2022	29,815
Acquisitions	13,955
Transfers to intangible assets (Note 17.3)	(13,738)
Balance as of December 31, 2022	30,032
Acquisitions	25,510
Transfers to intangible assets (Note 17.3)	(11,503)
Reclassification (a)	(44,039)
Balance as of December 31, 2023	-
(a) Reclassification to Assets classified as held for sale (Note 39).

Schedule of transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2022	3,632,386	1,427,652	5,060,038
Realization of gains/losses in business combinations	721	-	721
Transfers to electricity grid use charges - customers	(389,939)	(213,378)	(603,317)
Transfers to property, plant and equipment	(3,822)	-	(3,822)
Transfers from litigations	(1,558)	-	(1,558)
Remuneration	509,722	201,926	711,648
Construction revenue	89,166	-	89,166
Construction income	1,458	-	1,458
Loss from inefficiency (10.3.1)	56,142	-	56,142
Balance as of December 31, 2022	3,894,276	1,416,200	5,310,476
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(423,851)	(294,975)	(718,826)
Transfers to property, plant and equipment	(4,086)	-	(4,086)
Transfers from litigations	(458)	-	(458)
Remuneration	521,308	194,722	716,030
Construction revenue	85,181	-	85,181
Construction income	1,410	-	1,410
Gain from efficiency (10.3.1)	12,654	-	12,654
Balance as of December 31, 2023	4,087,156	1,315,947	5,403,103

Schedule of assumptions adopted for the calculation of contract assets

.			12.31.2023			12.31.2022
	Concession assets	RBSE assets		Concession assets	RBSE assets
		Financial	Economic		Financial	Economic
Construction margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Operating and maintenance margin	1.65%	N/A	N/A	1.65%	N/A	N/A
Remuneration rate (a)	9.60% p.a.	8.11% p.a.	11.10% p.a.	9.58% p.a.	8.11% p.a.	11.10% p.a.
Contract correction index	IPCA (b)	IPCA	IPCA	IPCA (b)	IPCA	IPCA
Annual RAP, according to Ratifying Resolution (c)	574,028	201,158	157,525	523,713	91,276	151,560
(a) Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.
(c) increase in the RAP financial portion of RBSE assets, due to the re-profiling defined by Aneel Homologatory Resolution No. 2,847/2021.